                      Metropolitan Life Insurance Company
                              One Madison Avenue
                              New York, NY 10010

Via Electronic Filing
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:  Metropolitan Life Separate Account UL
     Registration No. 33-47927
     -----------------------------------------------

Gentlemen:

Pursuant to Rule 101(a)(2)(i) of Regulation S-T, conveyed via EDGAR on behalf of the Registrant for filing in accordance with Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that:

(1) The form of prospectus dated May 1, 1997 for flexible premium multifunded life insurance policies that would have been filed pursuant to 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Registration Statement for Metropolitan Life Separate Account UL pertaining to such policies; and

(2) Post-Effective Amendment No. 5 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 1997.


Very truly yours,

s/Robin Wagner
--------------

Robin Wagner
Assistant General Counsel

May 6, 1997